Intangible assets_Details of intangible assets (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 792,077,000,000	$ 729,286	₩ 844,110,000,000	₩ 597,520,000,000	₩ 518,599,000,000
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	2,079,836,000,000		1,942,576,000,000
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(1,250,862,000,000)		(1,069,220,000,000)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(36,897,000,000)		(29,246,000,000)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	334,290,000,000		350,682,000,000	153,602,000,000	108,707,000,000
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	334,290,000,000		350,682,000,000
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	709,000,000		692,000,000	562,000,000	539,000,000
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,810,000,000		1,576,000,000
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(1,101,000,000)		(884,000,000)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	208,873,000,000		225,193,000,000	240,320,000,000	77,241,000,000
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	582,998,000,000		517,224,000,000
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(374,125,000,000)		(292,031,000,000)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	205,445,000,000		234,147,000,000	169,024,000,000	158,218,000,000
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,114,615,000,000		1,036,445,000,000
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(875,636,000,000)		(776,305,000,000)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(33,534,000,000)		(25,993,000,000)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	36,091,000,000		29,330,000,000	23,597,000,000	20,685,000,000
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	39,454,000,000		32,583,000,000
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(3,363,000,000)		(3,253,000,000)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	6,669,000,000		4,066,000,000	₩ 10,415,000,000	₩ 153,209,000,000
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	6,669,000,000		4,066,000,000
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 0		₩ 0